Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand ¹			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2016-2
CIK # Not Applicable
		HUD	487	$101,289,481.96	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$96,741.44	0.10%	4	$597,700.40	0.59%	0	$0.00	0.00%
Total			487	$101,289,481.96	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$96,741.44	0.10%	4	$597,700.40	0.59%	0	$0.00	0.00%